LONG-TERM DEBT, NET - Summary of Long-term Debt, Net (Detail) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Long-Term Debt [Line Items]
Long-term debt, net		$ 7,157,422	$ 7,472,620
Current portion of long-term debt, net		(21,597)	0
Non current portion of long-term debt, net		7,135,825	7,472,620
Senior Secured Notes [Member] | SCC 7.000% Senior Notes, due 2027 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		347,138	345,961
Senior Unsecured Notes [Member] | MRF 4.875% Senior Notes, due 2025 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		998,268	994,254
Senior Unsecured Notes [Member] | MRF 5.250% Senior Notes, due 2026 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		498,744	497,859
Senior Unsecured Notes [Member] | MRF 5.625% Senior Notes, due 2027 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		597,512	596,642
Senior Unsecured Notes [Member] | MRF 5.750% Senior Notes, due 2028 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		848,135	847,683
Senior Unsecured Notes [Member] | MRF 5.375% Senior Notes, due 2029 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		1,148,593	1,148,366
Senior Unsecured Notes [Member] | MRF 7.625% Senior Notes, due 2032 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		744,389	0
Senior Unsecured Notes [Member] | SCF 6.000% Senior Notes, due 2025 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		221,369	395,680
Non current portion of long-term debt, net		199,772
Senior Unsecured Notes [Member] | SCF 6.500% Senior Notes, due 2028 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		497,701	497,030
Senior Unsecured Notes [Member] | SCF 5.000% Senior Notes, due 2029 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		1,097,010	1,096,374
Senior Secured Credit Facilities [Member] | Term Loan Facility [Member] | MRM Credit Facilities, due 2026 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		129	128
Senior Secured Credit Facilities [Member] | Term Loan Facility [Member] | SCC 2016 Credit Facilities, due 2029 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		129	128
Senior Secured Credit Facilities [Member] | Revolving Credit Facility [Member] | SCC 2016 Credit Facilities, due 2029 [Member]
Long-Term Debt [Line Items]
Long-term debt, net	[1]	0	0
Senior Secured Credit Facilities [Member] | Revolving Credit Facility [Member] | SCC 2024 Revolving Facility, due 2029 [Member]
Long-Term Debt [Line Items]
Long-term debt, net	[2]	0	0
Senior Unsecured Credit Facilities [Member] | Revolving Credit Facility [Member] | MN1 Revolving Facility, due 2027 [Member]
Long-Term Debt [Line Items]
Long-term debt, net	[3]	$ 158,305	$ 1,052,515

[1]	As of December 31, 2024 and 2023, the unamortized deferred financing costs related to the SCC 2016 Revolving Facility of $308 and $278 are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.
[2]	As of December 31, 2024, the unamortized deferred financing costs related to the SCC 2024 Revolving Facilities of $8,484 is included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets.
[3]	As of December 31, 2024 and 2023, the unamortized deferred financing costs related to the MN1 Revolving Facility of $27,135 and $15,905 are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.